UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedule of Investments (unaudited)
September 30, 2007

Shares	Security	Value

COMMON STOCKS — 92.9%
CONSUMER DISCRETIONARY — 15.1%
Automobiles — 0.4%
11,050	Honda Motor Co., Ltd., ADR	$368,628

Hotels, Restaurants & Leisure — 0.7%
12,116	McDonald’s Corp.	659,958

Household Durables — 0.5%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	477,263

Internet & Catalog Retail — 2.1%
10,500	Amazon.com Inc. *	978,075
20,125	Expedia Inc. *	641,585
14,665	IAC/InterActiveCorp. *	435,110

	Total Internet & Catalog Retail	2,054,770

Media — 9.1%
25,370	Cablevision Systems Corp., New York Group, Class A Shares *	886,428
33,037	Comcast Corp., Special Class A Shares *	791,567
8,599	Discovery Holding Co., Class A Shares *	248,081
6,550	EchoStar Communications Corp., Class A Shares *	306,605
13,240	Grupo Televisa SA, ADR	320,011
	Liberty Global Inc.:
5,516	Series A Shares *	226,266
989	Series C Shares *	38,235
	Liberty Media Holding Corp.:
7,323	Capital Group, Series A Shares *	914,130
55,620	Interactive Group, Series A Shares *	1,068,460
56,180	News Corp., Class B Shares	1,314,050
78,735	Time Warner Inc.	1,445,575
24,515	Walt Disney Co.	843,071
5,290	WPP Group PLC, ADR	357,075

	Total Media	8,759,554

Multiline Retail — 0.3%
4,730	Target Corp.	300,686

Specialty Retail — 2.0%
13,810	Bed Bath & Beyond Inc. *	471,197
27,460	Charming Shoppes Inc. *	230,664
38,165	Home Depot Inc.	1,238,073

	Total Specialty Retail	1,939,934

	TOTAL CONSUMER DISCRETIONARY	14,560,793

CONSUMER STAPLES — 8.4%
Beverages — 2.7%
21,030	Coca-Cola Co.	1,208,594
5,050	Diageo PLC, ADR	443,036
12,145	PepsiCo Inc.	889,743

	Total Beverages	2,541,373

Food & Staples Retailing — 1.2%
14,750	Tesco PLC, ADR	398,176
9,300	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	340,845
10,000	Wal-Mart Stores Inc.	436,500

	Total Food & Staples Retailing	1,175,521

Food Products — 2.3%
24,940	Groupe Danone, ADR	390,934
7,819	Kraft Foods Inc., Class A Shares	269,834
6,200	Nestle SA, ADR	693,935
13,487	Wm. Wrigley Jr. Co.	866,270

	Total Food Products	2,220,973

Household Products — 1.4%
6,725	Kimberly-Clark Corp.	472,499
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value

Household Products — 1.4% (continued)
12,723	Procter & Gamble Co.	$894,936

	Total Household Products	1,367,435

Tobacco — 0.8%
11,300	Altria Group Inc.	785,689

	TOTAL CONSUMER STAPLES	8,090,991

ENERGY — 6.9%
Energy Equipment & Services — 2.2%
7,515	Grant Prideco Inc. *	409,718
10,600	Halliburton Co.	407,040
3,000	Noble Corp.	147,150
16,870	Weatherford International Ltd. *	1,133,326

	Total Energy Equipment & Services	2,097,234

Oil, Gas & Consumable Fuels — 4.7%
23,200	Anadarko Petroleum Corp.	1,247,000
8,270	BP PLC, ADR	573,525
5,885	ConocoPhillips	516,526
7,750	Exxon Mobil Corp.	717,340
3,400	Suncor Energy Inc.	322,354
14,990	Total SA, ADR	1,214,640

	Total Oil, Gas & Consumable Fuels	4,591,385

	TOTAL ENERGY	6,688,619

FINANCIALS — 15.0%
Capital Markets — 4.1%
7,075	Bank of New York Mellon Corp.	312,291
1,680	Goldman Sachs Group Inc.	364,123
15,570	Lehman Brothers Holdings Inc.	961,136
21,440	Merrill Lynch & Co. Inc.	1,528,243
22,510	Nomura Holdings Inc., ADR	374,791
8,080	UBS AG	430,260

	Total Capital Markets	3,970,844

Commercial Banks — 3.1%
4,780	Bank of Ireland, ADR	360,555
600	Comerica Inc.	30,768
4,070	HSBC Holdings PLC, ADR	376,882
55,210	Mitsubishi UFJ Financial Group Inc., ADR	501,307
20,500	National Bank of Greece SA, ADR	264,655
14,380	United Overseas Bank Ltd., ADR	427,805
9,946	Wachovia Corp.	498,792
16,000	Wells Fargo & Co.	569,920

	Total Commercial Banks	3,030,684

Consumer Finance — 1.9%
11,740	American Express Co.	697,004
8,900	Capital One Financial Corp.	591,227
4,610	ORIX Corp., ADR	523,097

	Total Consumer Finance	1,811,328

Diversified Financial Services — 1.6%
10,662	Bank of America Corp.	535,979
8,510	ING Groep NV, ADR	377,078
13,185	JPMorgan Chase & Co.	604,137

	Total Diversified Financial Services	1,517,194

Insurance — 4.0%
7,000	AFLAC Inc.	399,280
19,450	American International Group Inc.	1,315,792
9,095	AXA, ADR	405,728
92	Berkshire Hathaway Inc., Class B Shares *	363,584
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value

Insurance — 4.0% (continued)
7,900	Chubb Corp.	$423,756
20,000	Marsh & McLennan Cos. Inc.	510,000
7,750	Travelers Cos. Inc.	390,135

	Total Insurance	3,808,275

Thrifts & Mortgage Finance — 0.3%
5,000	Freddie Mac	295,050

	TOTAL FINANCIALS	14,433,375

HEALTH CARE — 14.6%
Biotechnology — 6.3%
730	Alkermes Inc. *	13,432
21,970	Amgen Inc. *	1,242,843
28,005	Biogen Idec Inc. *	1,857,572
9,550	Genentech Inc. *	745,091
15,515	Genzyme Corp. *	961,309
17,000	ImClone Systems Inc. *	702,780
49,130	Millennium Pharmaceuticals Inc. *	498,669

	Total Biotechnology	6,021,696

Health Care Equipment & Supplies — 0.8%
10,571	Covidien Ltd. *	438,697
5,800	Smith & Nephew PLC, ADR	355,192

	Total Health Care Equipment & Supplies	793,889

Health Care Providers & Services — 2.3%
35,440	UnitedHealth Group Inc.	1,716,359
6,300	WellPoint Inc. *	497,196

	Total Health Care Providers & Services	2,213,555

Pharmaceuticals — 5.2%
6,500	Abbott Laboratories	348,530
19,790	Forest Laboratories Inc. *	737,969
11,230	GlaxoSmithKline PLC, ADR	597,436
17,520	Johnson & Johnson	1,151,064
14,200	Novartis AG, ADR	780,432
4,110	Novo-Nordisk A/S, ADR	497,475
38,600	Pfizer Inc.	942,998

	Total Pharmaceuticals	5,055,904

	TOTAL HEALTH CARE	14,085,044

INDUSTRIALS — 7.5%
Aerospace & Defense — 2.1%
5,270	Boeing Co.	553,297
10,770	L-3 Communications Holdings Inc.	1,100,048
6,250	Raytheon Co.	398,875

	Total Aerospace & Defense	2,052,220

Commercial Services & Supplies — 0.4%
6,400	Avery Dennison Corp.	364,928

Industrial Conglomerates — 4.4%
50,775	General Electric Co.	2,102,085
7,620	Hutchison Whampoa Ltd., ADR	405,956
12,700	Textron Inc.	790,067
19,200	Tomkins PLC, ADR	357,888
12,571	Tyco International Ltd.	557,398

	Total Industrial Conglomerates	4,213,394

Machinery — 0.6%
14,540	Pall Corp.	565,606

	TOTAL INDUSTRIALS	7,196,148

See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value

COMMON STOCKS — 92.9% (continued)
INFORMATION TECHNOLOGY — 17.3%
Communications Equipment — 2.7%
37,070	Cisco Systems Inc. *	$1,227,388
13,800	Comverse Technology Inc. *	273,240
27,915	Nokia Oyj, ADR	1,058,816

	Total Communications Equipment	2,559,444

Computers & Peripherals — 2.6%
28,580	Dell Inc. *	788,808
3,650	International Business Machines Corp.	429,970
9,700	SanDisk Corp. *	534,470
28,476	Seagate Technology	728,416

	Total Computers & Peripherals	2,481,664

Electronic Equipment & Instruments — 1.3%
8,015	Mettler-Toledo International Inc. *	817,530
12,571	Tyco Electronics Ltd.	445,390

	Total Electronic Equipment & Instruments	1,262,920

Internet Software & Services — 1.3%
8,000	eBay Inc. *	312,160
36,500	Yahoo! Inc. *	979,660

	Total Internet Software & Services	1,291,820

Office Electronics — 0.6%
10,915	Canon Inc., ADR	592,575

Semiconductors & Semiconductor Equipment — 4.4%
11,000	Broadcom Corp., Class A Shares *	400,840
150	Cabot Microelectronics Corp. *	6,413
15,830	Cree Inc. *	492,313
47,870	Intel Corp.	1,237,918
56,340	Micron Technology Inc. *	625,374
39,970	Texas Instruments Inc.	1,462,502

	Total Semiconductors & Semiconductor Equipment	4,225,360

Software — 4.4%
12,660	Advent Software Inc. *	594,640
12,880	Autodesk Inc. *	643,614
9,400	Electronic Arts Inc. *	526,306
47,870	Microsoft Corp.	1,410,250
11,570	SAP AG, ADR	678,812
9,500	Trend Micro Inc., ADR	409,925

	Total Software	4,263,547

	TOTAL INFORMATION TECHNOLOGY	16,677,330

MATERIALS — 2.7%
Chemicals — 1.6%
6,200	Air Products & Chemicals Inc.	606,112
3,450	BASF AG, ADR	474,461
9,000	E.I. du Pont de Nemours & Co.	446,040

	Total Chemicals	1,526,613

Construction Materials — 0.5%
13,340	CRH PLC, ADR	534,801

Metals & Mining — 0.6%
1,570	Rio Tinto PLC, ADR	539,138

	TOTAL MATERIALS	2,600,552

TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 1.9%
14,608	AT&T Inc.	618,065
5,599	Embarq Corp.	311,304
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value

Diversified Telecommunication Services — 1.9% (continued)
17,245	Nippon Telegraph & Telephone Corp., ADR	$401,291
5,502	Telefonica SA, ADR	460,958

	Total Diversified Telecommunication Services	1,791,618

Wireless Telecommunication Services — 1.7%
16,210	SK Telecom Co., Ltd., ADR	481,437
26,984	Sprint Nextel Corp.	512,696
18,590	Vodafone Group PLC, ADR	674,817

	Total Wireless Telecommunication Services	1,668,950

	TOTAL TELECOMMUNICATION SERVICES	3,460,568

UTILITIES — 1.8%
Electric Utilities — 0.8%
12,990	Endesa SA, ADR	741,859

Gas Utilities — 0.4%
189,585	Hong Kong & China Gas, ADR	434,150

Multi-Utilities — 0.6%
9,800	Sempra Energy	569,576

	TOTAL UTILITIES	1,745,585

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $68,257,500)	89,539,005

Face
Amount

SHORT-TERM INVESTMENT — 7.2%
Repurchase Agreement — 7.2%
$6,994,000	State Street Bank & Trust Co. dated 9/28/07, 3.520% due 10/1/07; Proceeds at maturity — $6,996,052; (Fully collateralized by U.S. Treasury Bonds, 4.250% to 7.250% due 5/15/17 to 8/15/22; Market value — $7,142,594) (Cost — $6,994,000)	6,994,000

	TOTAL INVESTMENTS — 100.1% (Cost — $75,251,500#)	96,533,005
	Liabilities in Excess of Other Assets — (0.1)%	(122,758)

	TOTAL NET ASSETS — 100.0%	$96,410,247

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. Prior to April 30, 2007 the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust registered under the 1940 Act.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies or through eligible pension or other qualified plans.
Effective November 12, 2007, the Fund changed its name to Legg Mason Partners Variable Global Equity Portfolio. The Fund also changed its investment objective, investment strategies and portfolio managers to substantially replicate the retail fund, Legg Mason Partners Global Equity Fund.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,690,987
Gross unrealized depreciation	(1,409,482)

Net unrealized appreciation	$21,281,505

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2007